Future operations and going concern (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating income/(loss)	$ (18,532)	$ (20,504)	$ (9,060)
Working capital deficit	$ 13,700